Note 6 - Loans, Net of Allowance for Credit Losses - Expected Credit Loss Sensitivity (Details) - Loans [member] - CAD ($) $ in Thousands	Oct. 31, 2022	Oct. 31, 2021
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 1,904	$ 1,453
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	1,350
Variance from reported ECL	$ (554)
Variance from reported ECL (%)	(29.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 1,786
Variance from reported ECL	$ (118)
Variance from reported ECL (%)	(6.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 2,474
Variance from reported ECL	$ 570
Variance from reported ECL (%)	30.00%